CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2024
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Schedule of movement of Preferred Shares issued

		Total Number	Original Issue	Accretion of	Modification	Conversion of	Carrying
		of Shares	Price per	Preferred	of Preferred	Preferred	Amount as of
	Date of Issuance	Outstanding	Share	Shares (3)	Shares (4)	Shares (5)	December 31, 2024
Series A(1)	2017/3/3	34,362,468	0.4323	693	—	(15,357)	—
Series B	2017/12/28	44,758,365	1.7319	4,180	—	(81,020)	—
Series B+	2018/6/27, 2019/11/22	27,428,047	3.6673	5,423	—	(112,558)	—
Series B2	2019/4/11	10,478,885	6.5196	3,684	—	(71,822)	—
Series C	2020/3/13, 2021/6/22	57,896,414	9.4220	29,412	—	(588,499)	—
Series C+	2020/11/16, 2021/1/13	16,161,021	15.4687	13,479	119,430	(382,793)	—
Series D(2)	2022/2/23, 2022/3/4, 2022/12/29,
	2023/8/3, 2023/8/15, 2023/11/15	11,614,287	25.0446	15,683	142,042	(443,255)	—
Total		202,699,487		72,554	261,472	(1,695,304)	—
(1)	In March 2023, the Group entered into a share purchase agreement with IWAY LLC, a company wholly owned by Mr. Tiancheng Lou, to repurchase 355,292 Series A Preferred Shares of the Group at fair value of $4.8 million. Upon the completion of this transaction, all of the shares repurchased were cancelled. The repurchase of Preferred Shares is accounted for under the cost method whereby the entire cost of the acquired Series A Preferred Shares is recorded as reduction of Series A Preferred Shares under mezzanine equity and additional paid-in capital. The additional paid-in capital is recorded as the excess of proceeds over the original issuance price of these Series A Preferred Shares. The repurchase resulted in a reduction of mezzanine equity by $0.2 million, and a reduction of additional paid-in capital by $4.6 million.
(2)	Including 199,644 and 168,039 Series D Preferred Shares issued in December 2022 and August 2023 upon the exercise of warrants as discussed in Note 12 convertible redeemable Preferred Shares - Accounting of Preferred Shares, and newly issued of 3,992,877 Series D Preferred Shares to an investor in November 2023.
(3)	Refer to Note 12 convertible redeemable Preferred Shares - Accounting of Preferred Shares.
(4)	Refer to Note 12 convertible redeemable Preferred Shares - Modification of Preferred Shares.
(5)Upon the completion of IPO in 2024, all the Preferred Shares converted into ordinary shares of the Company. Refer to Note 11.